Risks and Uncertainties (Details) - EBP 002	Dec. 31, 2025	Dec. 31, 2024
Contribution receivables
Fair Value Measurements:
Percentage of Plan's net assets to investments	27.00%	29.00%
Funds issued by Empower Annuity Insurance Company of America
Fair Value Measurements:
Percentage of Plan's net assets to investments	22.00%	22.00%